Accounts and Other Receivables	12 Months Ended
Dec. 31, 2021
Organization and Description of Business
3. Accounts and Other Receivables	3. Accounts and Other Receivables
	December 31, 2021	December 31, 2020
Trade accounts receivable	$49,462	$57,298
Allowance for doubtful accounts	(10,708)	(22,468)
	$38,754	$34,830